Document And Entity Information	Oct. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	Lattice Semiconductor Corporation
Document, Type	8-K
Document, Period End Date	Oct. 21, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-18032
Entity, Tax Identification Number	93-0835214
Entity, Address, Address Line One	5555 NE Moore Court
Entity, Address, City or Town	Hillsboro
Entity, Address, State or Province	OR
Entity, Address, Postal Zip Code	97124
City Area Code	503
Local Phone Number	268-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LSCC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000855658